SHARE CAPITAL - Restricted Share Unit Plan (Details)		12 Months Ended
	Dec. 02, 2019	Dec. 31, 2019 USD ($) EquityInstruments $ / shares
Restricted Share Unit Plan
Restricted Share Unit Plan
Acquisition percentage	5.00%
AGM period	12 months
Outstanding at the beginning of the period		152,956
Granted		152,956
Outstanding at the end of the period		152,956
Weighted Average Grant Date Fair Value, Granted | $ / shares		$ 2.98
Weighted Average Grant Date Fair Value, Outstanding at the end of the period | $ / shares		$ 2.98
Restricted stock
Restricted Share Unit Plan
Share based compensation recognised | $		$ 22,848
Total remaining unrecognized compensation cost | $		$ 432,961